Ropes & Gray LLP

2099 Pennsylvania Avenue

Washington, D.C. 20006

WRITER’S DIRECT DIAL NUMBER: (202) 508-4699

November 29, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds: File Nos. 33-49098 and 811-06719
Post-Effective Amendment No. 125 to the Registration Statement

Dear Sir or Madam:

On behalf of Sterling Capital Funds (the “Trust”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No.125 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 126 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages have been obtained prior to the time of this electronic filing and will be retained by the Trust for five years.

In addition to the Part C, the Amendment includes the following: (i) Prospectuses relating to Class A, Class B, Class C, Institutional and Class R Shares (as applicable) of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Long/Short Equity Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (the “Funds”), all series of the Trust, and (ii) a Statement of Additional Information for the Funds.

The Amendment relates solely to the Funds. No information relating to any other series or shares of the Trust is amended or superseded hereby.

No fees are required in connection with this filing.

If you have any questions concerning this filing, please call me at (202) 508-4699.

Sincerely,

/s/ Gizachew Wubishet
Gizachew Wubishet